Expense Example, No Redemption - SHORT-TERM BOND FUND OF AMERICA	Oct. 30, 2026 USD ($)
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 139
Expense Example, No Redemption, 3 Years	434
Expense Example, No Redemption, 5 Years	750
Expense Example, No Redemption, 10 Years	1,454
Class 529-C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	145
Expense Example, No Redemption, 3 Years	449
Expense Example, No Redemption, 5 Years	776
Expense Example, No Redemption, 10 Years	$ 1,215